Income Taxes (Details) - Schedule of Income Taxes at the Effective Statutory Rate and the Provision for Income Taxes - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Income Taxes at the Effective Statutory Rate and the Provision for Income Taxes [Abstract]
Income tax benefit at U.S. statutory rate					$ (777,143)	$ (820,796)
Income tax benefit – state					(240,544)	(254,056)
Permanent differences					29,510	133,994
Change in valuation allowance					988,177	940,858
Total provision for income tax